CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax benefit (expense)	$ 19	$ 178	$ (301)
Unrealized gains (losses) on retained interests, tax benefit (expense)	823	1,739	(2,112)
Losses reclassified to earnings, tax expense	2,430	8,110	13,805
Losses deferred, tax benefit	$ 92	$ 8,535	$ 10,459